INTEREST EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Interest Expense, Net Consisted

Interest expense, net consisted of the following:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Income	41	21	31
Expense	(76)	(46)	(34)

Total	(35)	(25)	(3)